Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		6.61%	3.92%	4.52%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		6.41%	3.67%	4.27%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		7.70%	4.73%	5.18%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		7.37%	4.46%	4.91%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		8.87%	5.47%	5.82%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		8.58%	5.19%	5.55%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		10.93%	7.04%	6.99%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		10.50%	6.76%	6.72%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		12.74%	8.20%	8.00%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		12.54%	7.95%	7.73%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		31.11%	18.33%	16.10%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		11.87%	6.78%	6.81%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		35.63%	13.93%	14.51%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		35.38%	13.63%	14.22%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		11.67%	8.47%	8.26%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		11.41%	8.20%	7.99%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		24.44%	14.06%	12.63%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		24.59%	14.22%	12.80%
Without Sales Load [Member] | Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III - without sales charge
Average Annual Return, Percent		24.82%	14.40%	12.96%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		24.09%	13.76%	12.34%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		10.09%	9.71%	10.62%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		9.78%	9.42%	10.33%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		3.46%	4.23%	3.31%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		3.12%	3.95%	3.04%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		23.71%	13.21%	13.43%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		23.36%	12.91%	13.15%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		15.47%	10.77%	8.80%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		15.18%	10.49%	8.53%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		5.60%	5.87%	7.55%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		5.59%	5.87%	7.55%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		5.46%	5.62%	7.29%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		14.90%	10.22%	9.34%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		14.55%	9.94%	9.06%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		0.84%	3.62%	4.31%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		0.66%	3.38%	4.05%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		34.09%	18.12%	15.29%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		33.77%	17.85%	15.00%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		14.85%	6.29%	5.36%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		14.56%	6.03%	5.09%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		11.16%	7.73%	10.20%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		10.82%	7.46%	9.92%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		8.53%	7.31%	8.05%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		8.29%	7.05%	7.79%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		10.29%	7.58%	9.24%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		10.01%	7.31%	8.97%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		7.18%	7.76%	8.32%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		6.97%	7.50%	8.05%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		10.29%	9.15%	7.83%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		9.89%	8.86%	7.55%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		19.94%	12.53%	11.82%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		19.60%	12.24%	11.53%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		0.47%	(0.58%)	1.13%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		0.26%	(0.81%)	0.88%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[1]	17.49%	10.06%	9.23%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[2]	17.49%	10.06%	9.23%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[3]	17.49%	10.06%	9.23%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[4]	17.49%	10.06%	9.23%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[5]	17.49%	10.06%	9.23%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[6]	17.49%	10.06%	9.23%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[7]	17.49%	10.06%	9.23%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[8]	17.49%	10.06%	9.23%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[9]	17.49%	10.06%	9.23%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[10]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[11]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[12]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[13]	23.81%	13.86%	12.55%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[14]	25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[15]	25.02%	14.53%	13.10%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%	4.73%	5.20%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%	4.73%	5.20%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[16]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[17]	23.81%	13.86%	12.55%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[18]	17.49%	10.06%	9.23%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[19]	17.49%	10.06%	9.23%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[20]	17.49%	10.06%	9.23%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[21]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[22]	23.81%	13.86%	12.55%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%	4.73%	5.20%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%	4.73%	5.20%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[23]	25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[24]	25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[25]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[26]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[27]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[28]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[29]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[30]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[31]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[32]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[33]	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[34]	23.81%	13.86%	12.55%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Custom MML Conservative Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Conservative Allocation Index
Average Annual Return, Percent		8.18%	4.66%	5.28%
Custom MML Conservative Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Conservative Allocation Index
Average Annual Return, Percent		8.18%	4.66%	5.28%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Custom MML Balanced Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Balanced Allocation Index
Average Annual Return, Percent		9.96%	5.86%	6.22%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Custom MML Balanced Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Balanced Allocation Index
Average Annual Return, Percent		9.96%	5.86%	6.22%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Custom MML Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Moderate Allocation Index
Average Annual Return, Percent		11.76%	7.03%	7.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Custom MML Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Moderate Allocation Index
Average Annual Return, Percent		11.76%	7.03%	7.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Custom MML Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Growth Allocation Index
Average Annual Return, Percent		14.48%	8.73%	8.48%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Custom MML Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Growth Allocation Index
Average Annual Return, Percent		14.48%	8.73%	8.48%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Custom MML Aggressive Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Aggressive Allocation Index
Average Annual Return, Percent		17.25%	10.37%	9.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Custom MML Aggressive Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Aggressive Allocation Index
Average Annual Return, Percent		17.25%	10.37%	9.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%	18.96%	16.78%
Custom MML Core Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom MML Core Allocation Index
Average Annual Return, Percent		14.41%	8.52%	8.34%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%	18.96%	16.78%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%	18.96%	16.78%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		24.51%	14.28%	12.87%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		24.51%	14.28%	12.87%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.49%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		18.67%	11.17%	9.95%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		18.67%	11.17%	9.95%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		18.67%	11.17%	9.95%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%	18.96%	16.78%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%	18.96%	16.78%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		22.10%	11.47%	11.54%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		22.10%	11.47%	11.54%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		13.07%	8.59%	8.10%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		13.07%	8.59%	8.10%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		15.15%	6.86%	8.09%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		15.15%	6.86%	8.09%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		8.05%	7.29%	7.14%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		8.05%	7.29%	7.14%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		10.98%	8.44%	7.81%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		10.98%	8.44%	7.81%

[1]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[2]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[3]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[4]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[5]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[6]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[7]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[8]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[9]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[10]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[11]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[12]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[13]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[14]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[15]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[16]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[17]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[18]
1	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[19]
1	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[20]
1	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[21]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[22]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[23]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[24]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[25]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[26]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[27]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[28]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[29]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[30]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[31]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[32]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[33]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[34]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.